CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY - Condensed statements of comprehensive loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Expenses
Loss from Operations	$ (26,746,341)	$ (2,467,758)	$ (24,067,983)
Interest income	(135,164)	(14,492)	16,397
Changes in fair value of warrant liabilities		(832)	(1,912)
Loss Before Income Taxes	(26,871,234)	(1,845,170)	(23,738,837)
Net Loss	(26,871,234)	(1,845,170)	(23,738,837)
Other Comprehensive (Loss) Income
Foreign currency translation adjustment	(665,119)	(1,231,344)	(4,885,827)
Comprehensive Loss	(27,536,353)	(3,076,514)	(28,624,664)
Reportable entity | Parent Company
Operating Expenses
General and administrative expenses	(2,414,929)	(736,646)	(769,017)
Loss from Operations	(2,414,929)	(736,646)	(769,017)
Equity in loss of subsidiaries	(24,457,809)	(1,110,118)	(22,990,360)
Interest income	1,504	771	837
Changes in fair value of warrant liabilities		823	19,703
Loss Before Income Taxes	(26,871,234)	(1,845,170)	(23,738,837)
Net Loss	(26,871,234)	(1,845,170)	(23,738,837)
Other Comprehensive (Loss) Income
Foreign currency translation adjustment	(665,119)	(1,231,344)	(4,885,827)
Comprehensive Loss	$ (27,536,353)	$ (3,076,514)	$ (28,624,664)